Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial risk management
Disclosure of categories of material financial assets and liabilities

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Financial assets held at fair value through profit or loss
Equity instruments	€6,000	€1,754	€2,351
Financial assets at amortised cost
Cash and cash equivalents	1,290,796	1,151,211	973,241
Restricted cash (current and non-current)	1,276	1,158	7,668
Trade and other receivables (excl prepayments)	18,467	27,422	9,707

R&D incentives receivables (current and non-current)	84,646	75,783	64,342
Total financial assets	€1,401,184	€1,257,328	€1,057,309

Financial liabilities at amortised cost
Trade & other liabilities	€68,038	€47,122	€31,269
Other non-current liabilities	1,502	1,597	2,469
Financial lease liabilities	—	9	63
Tax payable	1,175	865	1,022
Total financial liabilities	€70,715	€49,592	€34,823

Disclosure of aging balance of receivables

	December 31,
	2018	2017		2016
	(Euro, in thousands)
60 - 90 days	€236	€		€170
90 - 120 days	12		1
more than 120 days	—	€		€54

Foreign exchange risk
Financial risk management
Disclosure of sensitivity of exchange rate risk

	Year ended December 31,
	2018	2017	2016
Net book value	(Euro, in thousands)
Increase in Euros - U.S. Dollars	€(27,200)	€(21,083)	€(16,863)
Increase in Euros - GB Pounds	100	122	130
Increase in Euros - CH Francs	208	203	165
Increase in Euros - HR Kunas	611	(185)	(95)
Increase in U.S. Dollars - GB Pounds	€(923)	€(831)	€(913)